Intangible Assets Other Than Goodwill - Summary of Reconciliations of the Carrying Amounts of Intangible Assets (Detail) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Beginning balance	$ 191,221,555	$ 165,114,521
Changes in identifiable intangible assets
Increases other than from business combinations	39,948,508	26,651,901
Increase (decrease) from foreign currency translation differences	873,753	11,685,204
Amortization (1)	(22,286,241)	(12,227,307)
Dispositions and removal from service	(401,529)
Dispositions	(401,529)
Argentina Hyperinflation Effect	(130,899)	260
Decreases to be classified as held for sale (2)	(18,585,149)
Increases (decreases)	801,265	(3,024)
Total movements in identifiable intangible assets	219,708	26,107,034
Ending balance	191,441,263	191,221,555
Impairment losses, intangible assets other than goodwill	0	0
Easements and Water Rights [Member]
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Beginning balance	15,966,278	15,032,077
Changes in identifiable intangible assets
Increase (decrease) from foreign currency translation differences	47,213	872,636
Increases (decreases) from transfers and other movements	1,550,107	61,565
Increases (decreases) from transfers	1,550,107	61,565
Decreases to be classified as held for sale (2)	(9,377,135)
Total movements in identifiable intangible assets	(7,779,815)	934,201
Ending balance	8,186,463	15,966,278
Concession [Member]
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Beginning balance	55,400,589	43,584,113
Changes in identifiable intangible assets
Increases other than from business combinations	8,604,379
Increase (decrease) from foreign currency translation differences	720,914	8,594,987
Amortization (1)	(2,335,352)	(1,841,472)
Increases (decreases) from transfers and other movements		5,062,961
Increases (decreases) from transfers		5,062,961
Dispositions and removal from service	(398,799)
Dispositions	(398,799)
Increases (decreases)	19,299
Total movements in identifiable intangible assets	6,610,441	11,816,476
Ending balance	62,011,030	55,400,589
Patents, Registered Trademarks and Other Rights
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Beginning balance	1,058,035	200,995
Changes in identifiable intangible assets
Amortization (1)	(262,180)	(24,200)
Increases (decreases) from transfers and other movements	94,239	881,240
Increases (decreases) from transfers	94,239	881,240
Total movements in identifiable intangible assets	(167,941)	857,040
Ending balance	890,094	1,058,035
Computer Software [Member]
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Beginning balance	112,351,568	94,668,184
Changes in identifiable intangible assets
Increases other than from business combinations	31,344,129	26,651,901
Increase (decrease) from foreign currency translation differences	25,124	781,819
Amortization (1)	(19,675,792)	(10,361,635)
Increases (decreases) from transfers and other movements	(1,699,271)	614,323
Increases (decreases) from transfers	(1,699,271)	614,323
Dispositions and removal from service	(2,730)
Dispositions	(2,730)
Decreases to be classified as held for sale (2)	(9,208,014)
Increases (decreases)	781,966	(3,024)
Total movements in identifiable intangible assets	1,565,412	17,683,384
Ending balance	113,916,980	112,351,568
Other Identifiable Intangible Assets [Member]
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Beginning balance	6,445,085	11,629,152
Changes in identifiable intangible assets
Increase (decrease) from foreign currency translation differences	80,502	1,435,762
Amortization (1)	(12,917)
Increases (decreases) from transfers and other movements	54,925	(6,620,089)
Increases (decreases) from transfers	54,925	(6,620,089)
Argentina Hyperinflation Effect	(130,899)	260
Total movements in identifiable intangible assets	(8,389)	(5,184,067)
Ending balance	$ 6,436,696	$ 6,445,085